UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3455

North Carolina Capital Management Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2018

Item 1.

Reports to Stockholders

Term Portfolio

Government Portfolio

Semi-Annual Report

December 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

The North Carolina Capital Management Trust: Term Portfolio

Investment Summary (Unaudited)

Asset Allocation (% of fund's net assets)

As of December 31, 2018
Commercial Paper	100.4%
Other Short-Term Investments and Net Other Assets (Liabilities)*	(0.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

The North Carolina Capital Management Trust: Term Portfolio

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 100.4%
	Principal Amount	Value
ASB Finance Ltd. (London) 1 month U.S. LIBOR + 0.180% 2.5293% 2/1/19 (a)(b)	35,000,000	35,006,125
Atlantic Asset Securitization Corp.:
1 month U.S. LIBOR + 0.170% 2.6494% 2/21/19 (a)(b)	$20,000,000	$19,999,712
2.45% 1/23/19 (Liquidity Facility Credit Agricole CIB)	25,000,000	24,958,855
2.64% 2/19/19 (Liquidity Facility Credit Agricole CIB)	40,000,000	39,850,724
2.72% 2/19/19 (Liquidity Facility Credit Agricole CIB)	18,000,000	17,932,826
2.75% 3/4/19 (Liquidity Facility Credit Agricole CIB)	40,000,000	39,808,832
2.83% 3/12/19 (Liquidity Facility Credit Agricole CIB)	4,000,000	3,978,014
2.83% 3/12/19 (Liquidity Facility Credit Agricole CIB)	4,000,000	3,978,014
2.85% 3/26/19 (Liquidity Facility Credit Agricole CIB)	22,000,000	21,850,140
Australia & New Zealand Banking Group Ltd.:
1 month U.S. LIBOR + 0.110% 2.565% 3/18/19 (a)(b)	40,000,000	39,998,280
yankee 2.58% 2/7/19	40,000,000	39,892,248
Bank of Montreal yankee:
2.36% 1/18/19	40,000,000	39,950,160
2.42% 1/25/19	35,000,000	34,938,603
2.656% 3/6/19	30,000,000	29,856,459
2.83% 3/25/19	40,000,000	39,742,028
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.150% 2.6563% 3/25/19 (a)(b)	15,000,000	15,000,435
1 month U.S. LIBOR + 0.160% 2.615% 4/18/19 (a)(b)	40,000,000	39,993,800
1 month U.S. LIBOR + 0.250% 2.6901% 1/14/19 (a)(b)	30,000,000	30,002,940
1 month U.S. LIBOR + 0.250% 2.7538% 5/22/19 (a)(b)	12,000,000	11,999,364
2.5193% 5/2/19 (a)(b)	19,000,000	18,995,402
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
2.45% 1/4/19 (c)	20,000,000	19,994,740
2.5% 1/9/19 (c)	6,000,000	5,996,393
2.5% 1/10/19 (c)	5,000,000	4,996,650
2.73% 2/19/19 (c)	4,000,000	3,984,628
2.78% 2/26/19 (c)	4,000,000	3,982,330
BPCE SA yankee 2.64% 2/1/19	40,000,000	39,911,076
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.150% 2.605% 3/18/19 (a)(b)	15,000,000	15,000,630
1 month U.S. LIBOR + 0.240% 2.695% 5/20/19 (a)(b)	40,000,000	39,995,840
1 month U.S. LIBOR + 0.240% 2.7096% 2/19/19 (a)(b)	25,000,000	25,006,275
1 month U.S. LIBOR + 0.330% 2.7089% 8/5/19 (a)(b)	25,000,000	25,001,150
3 month U.S. LIBOR + 0.090% 2.5672% 1/23/19 (a)(b)	20,000,000	20,000,260
3 month U.S. LIBOR + 0.120% 2.5563% 1/14/19 (a)(b)	35,000,000	35,000,763
Commonwealth Bank of Australia:
1 month U.S. LIBOR + 0.290% 2.6695% 6/6/19 (a)(b)	12,000,000	12,000,252
1 month U.S. LIBOR + 0.290% 2.6695% 6/7/19 (a)(b)	12,000,000	12,000,156
yankee:
2.59% 2/11/19	40,000,000	39,879,692
2.62% 2/19/19	40,000,000	39,854,276
Credit Agricole CIB yankee:
2.39% 1/2/19	33,169,000	33,164,625
2.55% 2/1/19	20,000,000	19,955,112
Credit Suisse AG yankee:
2.67% 2/8/19	20,000,000	19,944,404
2.84% 3/22/19	40,000,000	39,749,532
2.87% 3/26/19	30,000,000	29,801,100
DNB Bank ASA:
1 month U.S. LIBOR + 0.130% 2.5701% 3/14/19 (a)(b)	70,000,000	70,001,257
1 month U.S. LIBOR + 0.180% 2.6351% 1/16/19 (a)(b)	20,000,000	20,001,580
yankee:
2.39% 1/18/19	25,000,000	24,969,988
2.67% 2/27/19	40,000,000	39,832,960
Federation des caisses Desjardin yankee:
2.41% 1/9/19	40,000,000	39,975,572
2.5% 2/12/19	40,000,000	39,876,112
2.56% 2/4/19	30,000,000	29,925,129
2.65% 2/4/19	6,400,000	6,384,028
2.76% 3/18/19	35,000,000	34,796,528
2.84% 3/18/19	12,000,000	11,930,238
Gotham Funding Corp. yankee:
2.6% 1/28/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,940,429
2.73% 2/19/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	3,000,000	2,989,054
2.73% 2/21/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	5,000,000	4,980,999
2.79% 3/4/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,859,405
2.81% 3/1/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	11,000,000	10,951,416
2.81% 3/4/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	11,000,000	10,948,449
2.81% 3/6/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	15,000,000	14,926,956
HSBC Bank PLC 1 month U.S. LIBOR + 0.270% 2.7738% 5/22/19 (a)(b)	40,000,000	40,001,040
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.150% 2.5369% 2/8/19 (a)(b)	25,000,000	25,002,975
1 month U.S. LIBOR + 0.170% 2.5193% 4/3/19 (a)(b)	14,000,000	14,000,098
1 month U.S. LIBOR + 0.170% 2.5702% 3/11/19 (a)(b)	10,000,000	10,001,050
1 month U.S. LIBOR + 0.170% 2.6763% 3/25/19 (a)(b)	12,000,000	12,000,900
1 month U.S. LIBOR + 0.170% 2.6763% 3/25/19 (a)(b)	17,000,000	17,001,275
1 month U.S. LIBOR + 0.200% 2.5869% 4/9/19 (a)(b)	15,000,000	15,000,405
1 month U.S. LIBOR + 0.200% 2.6551% 4/16/19 (a)(b)	25,000,000	24,999,575
1 month U.S. LIBOR + 0.270% 2.6169% 1/4/19 (a)(b)	35,000,000	35,000,875
1 month U.S. LIBOR + 0.350% 2.7502% 6/11/19 (a)(b)	35,000,000	35,004,445
Liberty Street Funding LLC:
2.4% 1/18/19 (Liquidity Facility Bank of Nova Scotia)	40,000,000	39,949,600
2.81% 3/11/19 (Liquidity Facility Bank of Nova Scotia)	40,000,000	39,787,432
Manhattan Asset Funding Co. LLC:
2.37% 1/2/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	40,000,000	39,994,532
2.41% 1/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	24,000,000	23,988,427
2.51% 1/16/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	15,000,000	14,983,247
Mitsubishi UFJ Trust & Banking Corp. yankee:
2.64% 2/13/19	35,000,000	34,887,965
2.66% 2/4/19	8,000,000	7,980,026
2.66% 2/7/19	8,000,000	7,978,171
2.86% 3/20/19	40,000,000	39,753,784
Mizuho Corporate Bank Ltd.:
2.47% 1/15/19	40,000,000	39,959,000
2.7% 2/26/19	40,000,000	39,833,560
2.73% 2/28/19	25,000,000	24,891,998
Natexis Banques Populaires New York Branch yankee 2.51% 1/31/19	40,000,000	39,913,684
National Australia Bank Ltd.:
1 month U.S. LIBOR + 0.120% 2.5751% 4/16/19 (a)(b)	40,000,000	39,989,920
1 month U.S. LIBOR + 0.150% 2.5369% 5/9/19 (a)(b)	40,000,000	39,984,920
1 month U.S. LIBOR + 0.170% 2.6024% 6/13/19 (a)(b)	40,000,000	39,977,520
1 month U.S. LIBOR + 0.270% 2.7494% 5/21/19 (a)(b)	40,000,000	40,000,600
National Bank of Canada:
1 month U.S. LIBOR + 0.150% 2.4969% 4/4/19 (a)(b)	40,000,000	39,997,680
1 month U.S. LIBOR + 0.150% 2.5824% 3/13/19 (a)(b)	25,000,000	25,001,700
1 month U.S. LIBOR + 0.150% 2.6563% 3/27/19 (a)(b)	35,000,000	35,000,630
1 month U.S. LIBOR + 0.200% 2.5869% 5/9/19 (a)(b)	35,000,000	34,993,035
1 month U.S. LIBOR + 0.250% 2.705% 1/18/19 (a)(b)	35,000,000	35,004,235
Nationwide Building Society yankee:
2.66% 2/7/19	13,000,000	12,964,363
2.66% 2/12/19	17,000,000	16,946,941
Omers Finance Trust 2.78% 3/11/19 (c)	40,000,000	39,787,432
Ontario Teachers' Finance Trust yankee:
2.42% 1/14/19 (c)	6,000,000	5,994,230
2.5% 1/18/19 (c)	10,000,000	9,987,500
2.72% 3/18/19 (c)	25,000,000	24,853,058
PSP Capital, Inc. yankee:
2.35% 1/18/19 (c)	40,000,000	39,951,000
2.39% 1/23/19 (c)	40,000,000	39,936,596
2.4% 1/28/19 (c)	40,000,000	39,921,944
2.48% 1/11/19 (c)	40,000,000	39,970,668
Royal Bank of Canada:
1 month U.S. LIBOR + 0.160% 2.5395% 5/6/19 (a)(b)	40,000,000	39,987,400
1 month U.S. LIBOR + 0.170% 2.5169% 6/4/19 (a)(b)	40,000,000	39,979,720
1 month U.S. LIBOR + 0.180% 2.5293% 7/1/19 (a)(b)	40,000,000	39,967,280
1 month U.S. LIBOR + 0.210% 2.665% 4/18/19 (a)(b)	30,000,000	29,999,760
yankee 2.39% 1/18/19	40,000,000	39,950,000
Skandinaviska Enskilda Banken AB yankee:
2.65% 2/26/19	40,000,000	39,834,192
2.705% 3/11/19	40,000,000	39,792,100
Sumitomo Mitsui Banking Corp. yankee:
2.43% 1/25/19	30,000,000	29,948,499
2.7% 2/25/19	30,000,000	29,879,367
2.74% 3/15/19	40,000,000	39,782,028
Sumitomo Mitsui Trust Bank Ltd. yankee:
2.51% 1/15/19	20,000,000	19,979,250
2.555% 1/17/19	12,000,000	11,985,851
2.56% 1/22/19	4,000,000	3,993,857
2.7% 2/20/19	30,000,000	29,889,075
2.75% 2/25/19	30,000,000	29,877,408
2.83% 3/15/19	25,000,000	24,859,040
2.85% 3/18/19	39,000,000	38,769,354
Sumitomo Trust & Banking Co. Ltd. yankee 2.55% 1/17/19	29,000,000	28,965,806
Swedbank AB yankee 2.56% 2/5/19	40,000,000	39,900,560
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.150% 2.6294% 3/21/19 (a)(b)	20,000,000	20,000,000
1 month U.S. LIBOR + 0.180% 2.5802% 5/13/19 (a)(b)	25,000,000	24,992,550
1 month U.S. LIBOR + 0.250% 2.6502% 1/11/19 (a)(b)	30,000,000	30,001,890
1 month U.S. LIBOR + 0.250% 2.7563% 1/25/19 (a)(b)	25,000,000	25,004,725
1 month U.S. LIBOR + 0.300% 2.7696% 6/19/19 (a)(b)	30,000,000	30,000,090
3 month U.S. LIBOR + 0.150% 2.7511% 5/9/19 (a)(b)	30,000,000	29,999,793
yankee 2.5% 1/2/19	34,000,000	33,995,607
Total Capital Canada Ltd. yankee 2.5% 1/4/19	35,000,000	34,990,501
Toyota Credit Canada, Inc. yankee 2.65% 3/11/19	30,000,000	29,845,416
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.210% 2.5969% 1/7/19 (a)(b)	13,000,000	13,000,416
1 month U.S. LIBOR + 0.210% 2.6102% 1/8/19 (a)(b)	9,000,000	9,000,414
1 month U.S. LIBOR + 0.250% 2.7538% 4/23/19 (a)(b)	10,000,000	10,001,010
1 month U.S. LIBOR + 0.250% 2.7538% 4/24/19 (a)(b)	10,000,000	10,000,930
1 month U.S. LIBOR + 0.280% 2.7005% 6/10/19 (a)(b)	40,000,000	39,997,720
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 2.71% 1/17/19 (a)(b)	40,000,000	39,999,792
UBS AG London Branch:
1 month U.S. LIBOR + 0.180% 2.5293% 4/3/19 (a)(b)	20,000,000	20,000,640
1 month U.S. LIBOR + 0.180% 2.5669% 4/9/19 (a)(b)	20,000,000	19,999,440
1 month U.S. LIBOR + 0.180% 2.635% 3/18/19 (a)(b)	26,000,000	26,002,756
1 month U.S. LIBOR + 0.180% 2.6838% 3/25/19 (a)(b)	33,000,000	32,999,307
1 month U.S. LIBOR + 0.220% 2.7263% 2/25/19 (a)(b)	35,000,000	35,008,680
3 month U.S. LIBOR + 0.140% 2.7215% 5/7/19 (a)(b)	19,000,000	18,999,884
Westpac Banking Corp.:
1 month U.S. LIBOR + 0.270% 2.7401% 5/20/19 (a)(b)	40,000,000	40,000,720
1 month U.S. LIBOR + 0.280% 2.6595% 6/6/19 (a)(b)	40,000,000	39,998,560
yankee 2.7% 3/5/19	40,000,000	39,811,768
TOTAL COMMERCIAL PAPER
(Cost $3,928,564,885)		3,928,414,137
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $3,928,564,885)		3,928,414,137
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(14,648,047)
NET ASSETS - 100%		$3,913,766,090

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,357,169 or 7.1% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Canada	33.3%
United States of America	32.6%
Australia	11.6%
United Kingdom	6.6%
Singapore	5.4%
Norway	3.9%
Sweden	3.0%
Japan	2.6%
France	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,928,564,885)		$3,928,414,137
Receivable for fund shares sold		55,908,818
Interest receivable		2,719,012
Receivable from investment adviser for expense reductions		23,860
Total assets		3,987,065,827
Liabilities
Payable to custodian bank	$301
Payable for fund shares redeemed	72,479,899
Distributions payable	96,153
Accrued management fee	723,384
Total liabilities		73,299,737
Net Assets		$3,913,766,090
Net Assets consist of:
Paid in capital		$3,914,426,249
Total distributable earnings (loss)		(660,159)
Net Assets, for 404,384,555 shares outstanding		$3,913,766,090
Net Asset Value, offering price and redemption price per share ($3,913,766,090 ÷ 404,384,555 shares)		$9.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$45,789,215
Expenses
Management fee	$4,451,949
Independent trustees' fees and expenses	41,910
Total expenses before reductions	4,493,859
Expense reductions	(353,526)
Total expenses after reductions		4,140,333
Net investment income (loss)		41,648,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,334
Total net realized gain (loss)		10,334
Change in net unrealized appreciation (depreciation) on investment securities		(624,161)
Net gain (loss)		(613,827)
Net increase (decrease) in net assets resulting from operations		$41,035,055

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,648,882	$48,651,081
Net realized gain (loss)	10,334	64,472
Change in net unrealized appreciation (depreciation)	(624,161)	277,301
Net increase (decrease) in net assets resulting from operations	41,035,055	48,992,854
Distributions to shareholders	(42,053,002)	–
Distributions to shareholders from net investment income	–	(48,652,096)
Total distributions	(42,053,002)	(48,652,096)
Share transactions
Proceeds from sales of shares	1,918,826,150	2,683,314,932
Reinvestment of distributions	41,524,693	47,735,695
Cost of shares redeemed	(1,569,005,186)	(1,953,497,938)
Net increase (decrease) in net assets resulting from share transactions	391,345,657	777,552,689
Total increase (decrease) in net assets	390,327,710	777,893,447
Net Assets
Beginning of period	3,523,438,380	2,745,544,933
End of period	$3,913,766,090	$3,523,438,380
Other Information
Distributions in excess of net investment income end of period		$(115,625)
Shares
Sold	198,225,842	277,201,956
Issued in reinvestment of distributions	4,289,741	4,931,373
Redeemed	(162,087,313)	(201,807,719)
Net increase (decrease)	40,428,270	80,325,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Term Portfolio

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.68	$9.68	$9.68	$9.68	$9.68
Income from Investment Operations
Net investment income (loss)A	.107	.144	.078	.030	.008	.010
Net realized and unrealized gain (loss)	.001B	(.002)B	(.002)	–C	.001	–C
Total from investment operations	.108	.142	.076	.030	.009	.010
Distributions from net investment income	(.108)	(.142)	(.075)	(.030)	(.008)	(.010)
Distributions from net realized gain	–	–	(.001)	–	(.001)	–
Total distributions	(.108)	(.142)	(.076)	(.030)	(.009)	(.010)
Net asset value, end of period	$9.68	$9.68	$9.68	$9.68	$9.68	$9.68
Total ReturnD,E	1.12%	1.48%	.78%	.31%	.09%	.10%
Ratios to Average Net AssetsF
Expenses before reductions	.24%G	.24%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.22%G	.21%	.22%	.22%	.21%	.21%
Expenses net of all reductions	.22%G	.21%	.22%	.22%	.21%	.21%
Net investment income (loss)	2.20%G	1.49%	.81%	.31%	.08%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,913,766	$3,523,438	$2,745,545	$1,430,057	$1,683,467	$1,415,470
Portfolio turnover rate	- %G	-%	-%	-%	902%	-%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of December 31, 2018

Days	% of fund's investments 12/31/18
1 - 7	25.8
8 - 30	42.1
31 - 60	13.6
61 - 90	12.5
91 - 180	5.3
> 180	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of December 31, 2018
U.S. Treasury Debt	26.9%
U.S. Government Agency Debt	72.3%
Repurchase Agreements	3.6%
Net Other Assets (Liabilities)*	(2.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

12/31/18
Government Portfolio	2.22%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2018, would have been 2.17%.

The North Carolina Capital Management Trust: Government Portfolio

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 26.9%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Notes
1/15/19	2.39 to 2.40%	$142,519,850	$142,452,558
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bills
1/2/19 to 4/11/19	2.16 to 2.48	1,032,200,000	1,029,495,100
U.S. Treasury Notes
1/31/19 to 4/30/20	2.24 to 2.57 (b)	479,600,000	479,509,048
			1,509,004,148
TOTAL U.S. TREASURY DEBT
(Cost $1,651,456,706)			1,651,456,706

U.S. Government Agency Debt - 72.3%
Federal Agencies - 72.3%
Fannie Mae
1/2/19 to 4/30/20	2.19 to 2.57 (b)	293,997,000	293,750,368
Federal Farm Credit Bank
1/23/19 to 12/23/19	2.22 to 2.70 (b)	534,800,000	533,376,318
Federal Home Loan Bank
1/2/19 to 6/10/20	2.07 to 2.57 (b)	3,282,040,000	3,278,138,454
Federal Home Loan Bank
9/20/19 to 10/15/19	2.40 to 2.53 (c)	31,000,000	30,999,589
Freddie Mac
1/3/19 to 8/8/19	2.24 to 2.49 (b)	285,999,000	285,639,121
9/20/19	2.53 (c)	14,000,000	14,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,435,903,850)			4,435,903,850

U.S. Treasury Repurchase Agreement - 3.6%
	Maturity Amount	Value
In a joint trading account at 2.93% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations) #	$26,971,384	$26,967,000
With:
Deutsche Bank Securities, Inc. at:
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,241, 2.88%, 11/30/23)	1,000,161	1,000,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $6,121,106, 0.00%, 1/8/19)	6,001,000	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $11,331,900, 2.75%, 11/15/47)	11,001,833	11,000,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19
(Collateralized by U.S. Treasury Obligations valued at $17,347,356, 0.00% - 4.38%, 4/25/19 - 11/15/45)	17,008,330	17,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,163,431, 0.00% - 3.50%, 1/3/19 - 5/15/44)	8,003,920	8,000,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,147,748, 1.25%, 3/31/21)	6,000,983	6,000,000
Morgan Stanley & Co., LLC at:
2.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $8,161,180, 0.00% - 6.13%, 6/20/19 - 5/15/46)	8,001,111	8,000,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $17,342,897, 0.00% - 3.13%, 1/17/19 - 2/15/43)	17,002,786	17,000,000
Nomura Securities International, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $61,693,190, 2.25% - 2.75%, 7/31/21 - 8/15/47)	60,009,833	60,000,000
Societe Generale at:
2.33%, dated 11/2/18 due 1/10/19 (Collateralized by U.S. Treasury Obligations valued at $7,175,490, 0.00% - 6.88%, 2/7/19 - 5/15/47)	7,031,261	7,000,000
2.4%, dated 12/3/18 due 1/11/19 (Collateralized by U.S. Treasury Obligations valued at $21,517,781, 2.25% - 8.13%, 7/31/20 - 8/15/46)	21,054,600	21,000,000
2.41%, dated 12/4/18 due 1/14/19 (Collateralized by U.S. Treasury Obligations valued at $10,309,948, 0.00% - 3.75%, 1/3/19 - 8/15/47)	10,027,447	10,000,000
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $20,403,380, 1.63% - 2.25%, 7/31/20 - 12/31/24)	20,003,278	20,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $218,967,000)		218,967,000
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $6,306,327,556)		6,306,327,556
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(170,131,030)
NET ASSETS - 100%		$6,136,196,526

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$26,967,000 due 1/02/19 at 2.93%
Bank of Nova Scotia	$14,967,000
J.P. Morgan Securities, Inc.	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000
$26,967,000

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Government Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $218,967,000) — See accompanying schedule: Unaffiliated issuers (cost $6,306,327,556)		$6,306,327,556
Cash		175,926
Receivable for investments sold		1,996,480
Receivable for fund shares sold		900,000
Interest receivable		7,831,018
Receivable from investment adviser for expense reductions		37,985
Total assets		6,317,268,965
Liabilities
Payable for investments purchased	$160,343,685
Payable for fund shares redeemed	19,019,508
Distributions payable	822,124
Accrued management fee	887,122
Total liabilities		181,072,439
Net Assets		$6,136,196,526
Net Assets consist of:
Paid in capital		$6,135,993,470
Total distributable earnings (loss)		203,056
Net Assets, for 6,133,421,045 shares outstanding		$6,136,196,526
Net Asset Value, offering price and redemption price per share ($6,136,196,526 ÷ 6,133,421,045 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Interest		$55,257,273
Expenses
Management fee	$5,877,634
Independent trustees' fees and expenses	54,563
Total expenses before reductions	5,932,197
Expense reductions	(1,386,862)
Total expenses after reductions		4,545,335
Net investment income (loss)		50,711,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,059
Total net realized gain (loss)		21,059
Net increase in net assets resulting from operations		$50,732,997

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,711,938	$61,155,425
Net realized gain (loss)	21,059	22,848
Net increase in net assets resulting from operations	50,732,997	61,178,273
Distributions to shareholders	(50,558,626)	–
Distributions to shareholders from net investment income	–	(61,140,590)
Total distributions	(50,558,626)	(61,140,590)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	8,358,146,970	13,668,680,055
Reinvestment of distributions	46,834,564	57,006,286
Cost of shares redeemed	(7,187,860,275)	(13,497,328,694)
Net increase (decrease) in net assets and shares resulting from share transactions	1,217,121,259	228,357,647
Total increase (decrease) in net assets	1,217,295,630	228,395,330
Net Assets
Beginning of period	4,918,900,896	4,690,505,566
End of period	$6,136,196,526	$4,918,900,896

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.012	.004	.002	–A	–A
Distributions from net investment income	(.010)	(.012)	(.004)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.99%	1.19%	.42%	.22%	.02%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.23%E	.23%	.23%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.17%	.17%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.17%	.17%
Net investment income (loss)	1.97%E	1.19%	.42%	.24%	.02%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$6,136,197	$4,918,901	$4,690,506	$4,866,955	$3,643,774	$3,232,290

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018

1. Organization.

Government Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Term Portfolio's investments to the Fair Value Committee (the Committee) established by the Term Portfolio's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Term Portfolio attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Portfolio's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Term Portfolio's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Government Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Government Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Certain independent Trustees have elected to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Term Portfolio files a U.S. federal tax return, in addition to state and local tax returns as required. The Term Portfolio's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Government Portfolio	$6,306,327,556	$–	$–	$–
Term Portfolio	3,928,564,884	117,534	(268,281)	(150,747)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Term Portfolio	–	30,000,000

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the reporting period each Fund's annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Government Portfolio	.23%
Term Portfolio	.24%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. The investment adviser pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, the investment adviser paid FDC $1,247,408 and $1,010,409 on behalf of Government and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Term Portfolio, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Government Portfolio	$1,386,862
Term Portfolio	353,526

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Government Portfolio	.18%
Actual		$1,000.00	$1,009.90	$.91
Hypothetical-C		$1,000.00	$1,024.30	$.92
Term Portfolio	.22%
Actual		$1,000.00	$1,011.20	$1.12
Hypothetical-C		$1,000.00	$1,024.10	$1.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Government Portfolio
Term Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly each quarter and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee. All of the Independent Trustees are members of the Audit Committee.

At its October 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; (iv) the extent to which economies of scale, if any, exist and would be realized as each fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have other investment choices available to them, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of the investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers) and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of, and coordination with, third party service providers, principally Capital Management of the Carolinas (CMC), the funds' regional distributor, as well as the third parties acting as the funds' custodian and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index or other index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index or other index ("benchmark"), and/or a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

The box within each chart shows the 25th percentile return (top of box, 75% beaten) and the 75th percentile return (bottom of box, 25% beaten) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Government Portfolio

The Board reviewed Government Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-, three- and five-year periods.

Term Portfolio

The Board reviewed Term Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the second quartile for the three- and five-year periods shown. The Board also noted that the fund outperformed its benchmark for the one- three- and five-year periods.

The Board noted that each fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the funds when compared to other funds in their respective Lipper universes. For example, unlike other institutional money market funds, Government Portfolio may not engage in reverse repurchase agreements or invest in certain certificates of deposit and repurchase agreements that are backed by collateral other than U.S. government securities, the use of which might increase yield.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for periods prior to 2017, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for non-advisory expenses, such as transfer agent, pricing and bookkeeping, audit and custody fees, from the fund's all-inclusive fee. In this regard, the Board noted that net management fees could vary from year to year because of differences in non-management expenses. Fidelity no longer considers the hypothetical net management fee to be a meaningful comparison for the funds. As a result, the charts below do not include a hypothetical net management fee for 2017.

Government Portfolio

* All-inclusive fee structure; due to a methodology change Fidelity is no longer using hypothetical net management fees for primary comparisons.

* All-inclusive fee structure; due to a methodology change Fidelity is no longer using hypothetical net management fees for primary comparisons.

Term Portfolio

The Board noted that the management fee rate for Term Portfolio ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017. Government Portfolio's management fee rate ranked above both its Total Mapped Group and ASPG medians for 2017.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's all-inclusive management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered information concerning the total expense ratios of the ASPG.

The Board noted that each fund's total expense ratio ranked at or below its respective competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted that the management fees charged by Fidelity to the funds are among the lowest in the Fidelity complex for each of their respective disciplines.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board considered whether there were any fall-out benefits that FMR derives from its relationship with the Trust. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the funds, whether the funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund profitability and the impact of certain factors on fund profitability results and services provided to the funds; (ii) the fees paid by other comparable money market funds and fixed income funds advised by FMR and institutional accounts for which FMR or one or more of its affiliates provides investment advisory services; (iii) the management fees paid by other mutual funds that have investment objectives similar to Government Portfolio or Term Portfolio; (iv) Fidelity's and CMC's voluntary waiver of fees for each portfolio and trends concerning fee waivers among sponsors of U.S. Government money market funds; and (v) portfolio manager compensation.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited

Custodian

Wells Fargo Bank
San Francisco, CA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Distribution Agent

Capital Management of the Carolinas, L.L.C.

Charlotte, NC

NC-SANN-0219
1.540079.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the North Carolina Capital Management Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2019